Fair Value of Financial Assets and Liabilities (Tables)	12 Months Ended
Dec. 31, 2019
Fair Value Disclosures [Abstract]
Schedule of Estimated Fair Value and Carrying Value of Assets and Liabilities
The following table includes the estimated fair value and carrying value of those assets and liabilities.

		2019	2019	2018	2018
(in thousands of $)	Fair value hierarchy level	Carrying value of asset (liability)	Fair value asset (liability)	Carrying value of asset (liability)	Fair value asset (liability)
Cash and cash equivalents	Level 1	129,098	129,098	55,097	55,097

Derivative instruments	Level 2	636	636	—	—
Derivative instruments	Level 2	(2,371)	(2,371)	—	—
Long-term debt*	Level 2	(778,849)	(785,917)	(454,967)	(460,030)
* Carrying value of Long-term debt is shown net deduction of debt issuance cost, while fair value of Long-term debt is shown gross.